STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 30, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:	Cavalier Adaptive Income Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find attached Post-Effective Amendment No. 343 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of updating the principal investment strategies of the Cavalier Adaptive Income Fund and other minor and conforming changes.
If you have any questions concerning the foregoing, please contact the undersigned at 214-665-3685.

Yours truly,

/s/ Tanya Cody
Tanya Cody